COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 27,000	$ 19,000
Lease Expiration Date	Oct. 14, 2015